Other income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Mortgage fee income and realized gain on sales of loans
Residential mortgage loan origination fees		$ 229	$ 324
Commercial loan fees		85	88
Loan servicing income	[1]	298	331
Realized gain on sales of residential mortgage loans	[1]	931	1,390
Realized gain on sale of SBA loan	[1]	0	47
Total mortgage fee income and realized gain on sales of loans		1,543	2,180
Bank Owned Life Insurance Income		58	61
Other miscellaneous income		11	19
Total non-interest income		1,937	2,717
Deposit related fees
Non Interest Income [Line Items]
Total insurance and securities commission income		65	66
Insufficient funds fee
Non Interest Income [Line Items]
Total insurance and securities commission income		76	83
Service fees
Non Interest Income [Line Items]
Total insurance and securities commission income		141	149
Securities commission income
Non Interest Income [Line Items]
Total insurance and securities commission income		8	43
Insurance commission income
Non Interest Income [Line Items]
Total insurance and securities commission income		11	88
Insurance and securities commission income
Non Interest Income [Line Items]
Total insurance and securities commission income		19	131
Debit card interchange fee income
Non Interest Income [Line Items]
Total insurance and securities commission income		135	146
ATM fees
Non Interest Income [Line Items]
Total insurance and securities commission income		30	31
Card income
Non Interest Income [Line Items]
Total insurance and securities commission income		$ 165	$ 177

[1]	Outside scope of ASC 606